SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
– Sale of goods		$ 2,558,933	$ 2,527,590
– Rendering of services		1,892,451	2,110,531
Campus sub-total		4,451,384	4,638,121
– Digital	5,381,488	8,373,848	8,011,319
– In-Person	2,531,230	10,237,522	5,544,176
Education sub-total	7,912,718	18,611,370	13,555,495
Total Revenue	$ 7,912,718	$ 23,062,754	$ 18,193,616